Scope of consolidation - Magneti Marelli - held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	May 02, 2019	Dec. 31, 2018
Assets classified as held for sale
Property, plant and equipment	€ 27,582	€ 28,608
Deferred tax assets	1,096	1,689
Trade receivables	1,581	2,064
Cash and cash equivalents	23,846	15,014
Total Assets held for sale	99,730	98,044
Current assets [abstract]
Inventories	8,094	9,722
Current trade and other receivables	5,545	6,628
Non-current assets [abstract]
Non-current trade and other receivables	1,721	2,376
Liabilities classified as held for sale
Debt and Other	21,117	12,901		€ 15,597
Employee benefit liability	8,920	9,051
Deferred tax liabilities	1,845	1,628
Current liabilities [abstract]
Short-term debt and current portion of long-term debt	4,081	4,876
Current employee benefit liability	592	544
Non-current liabilities [abstract]
Long-term debt	17,036	8,025
Non-current employee benefit liability	€ 8,328	€ 8,507
Assets and liabilities classified as held for sale [member]
Assets classified as held for sale
Intangible assets			€ 788
Property, plant and equipment			2,146
Cash and cash equivalents			426
Other			2,055
Liabilities classified as held for sale
Debt and Other			782
Other liabilities			€ 791